Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Lease Liabilities
Lease liabilities, beginning balance	$ 1,343	$ 101
Additions	2,344	1,311
Accretion of lease liabilities	351	3
Lease payments	(1,229)	(72)
Foreign exchange loss	(2)
Lease liabilities, ending balance	2,807	1,343
Current portion of lease liabilities	1,201	401
Lease liabilities	1,606	942
Balance at end of year	$ 2,807	$ 1,343